CORPORATE BORROWINGS - Schedule of Corporate Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Book value of borrowings	$ 6,450	$ 5,594
Commercial papers issued	0	103
Deferred financing costs	(41)	(38)
Total	$ 6,409	5,659
Canadian Term Debt Maturing On April 9, 2017 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.95%
Book value of borrowings	$ 440	478
Canadian Term Debt Maturing On March 1, 2021 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.30%
Book value of borrowings	$ 257	278
Canadian Term Debt Maturing On March 31, 2023 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.54%
Book value of borrowings	$ 441	479
Canadian Term Debt Maturing On March 8, 2024 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.04%
Book value of borrowings	$ 367	398
U.S. Term Debt Maturing On April 01, 2024 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.00%
Book value of borrowings	$ 749	748
U.S. Term Debt Maturing On January 15, 2025 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.00%
Book value of borrowings	$ 500	500
Canadian Term Debt Maturing On January 28, 2026 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.82%
Book value of borrowings	$ 633	689
U.S. Term Debt Maturing On June 2, 2026 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.25%
Book value of borrowings	$ 496	496
Canadian Term Debt Maturing On March 16, 2027 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.80%
Book value of borrowings	$ 366	397
Canadian Term Debt Maturing On January 25, 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.90%
Book value of borrowings	$ 648	0
U.S. Term Debt Maturing On March 1, 2033 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	7.38%
Book value of borrowings	$ 250	250
Canadian Term Debt Maturing On June 14, 2035 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.95%
Book value of borrowings	$ 309	335
JPY Term Debt Maturing On December 1, 2038 [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	1.42%
Book value of borrowings	$ 91	0
Sep. 20, 2047
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.70%
Book value of borrowings	$ 903	$ 546
Commercial paper and bank borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	0.00%